Lease	9 Months Ended
Aug. 31, 2022
Lease
Lease

6. Lease

On December 1, 2015, the Company entered into a new lease agreement for the premises that it currently operates from, as well the adjoining property, which is owned by the same landlord, for a 5-year term with a 5-year renewal option. On June 21, 2020, the Company entered into a lease surrender agreement and vacated one of its premises on June 30, 2020. On December 15, 2021, The Company extended its lease for the premises that it currently operates from, for one year, commencing December 1, 2021, with an option to continue on a month-to-month basis after November 30, 2022.This operating lease was capitalized under ASC Topic 842 Leases effective on the December 1, 2021 date of extension.

The gross amounts of assets and liabilities related to operating leases were as follows:

	August 31, 2022	November 30, 2021

Assets:
Operating lease right-of-use asset	$42,523	$-

Liabilities:
Current:
Operating lease liability	$43,398	$-

Total lease liability	$43,398	$-

Operating lease costs amounted to $87,833 for the nine months ended August 31, 2022 (nine months ended August 31, 2021 - $40,551) respectively and have been recorded in selling, general and administrative expenses in the condensed unaudited interim consolidated statements of operations and comprehensive loss.

For the nine months ended August 31, 2022, lease payments of $127,205 were paid in relation to the operating lease liability.

Lease terms and discount rates are as follows:

August 31, 2022

Remaining lease term (months)	3
Estimated incremental borrowing rate	11.4%

The approximate future minimum lease payments for the operating lease as at August 31, 2022 were as follows:

August 31, 2022
Lease payments from September 1, 2022 - November 30, 2022	$42,818
Less imputed interest (September 1, 2022 - November)	800
Present value of lease liabilities	$42,018